FORWARD FUNDS

Supplement dated July 20, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus and Forward Funds Class A, Class B, Class C and Class M Prospectus

each dated May 1, 2011, as supplemented

The following information applies to the Forward Small Cap Equity (the “Fund”) only:

Matt Feldmann and Fabian Garces no longer serve on the portfolio management team of the Fund. Accordingly, all references to Messrs. Feldmann and Garces in the prospectuses are hereby deleted.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SCE PM PRO 07202011

FORWARD FUNDS

Supplement dated July 20, 2011

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2011, as supplemented

This supplement amends the SAI dated May 1, 2011, in order to incorporate a change in the portfolio management team for the Forward Small Cap Equity Fund (the “Fund”). The following information applies to the Fund only:

Matt Feldmann and Fabian Garces no longer serve on the portfolio management team of the Fund. Accordingly, all references to Messrs. Feldmann and Garces in the SAI are hereby deleted.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SCE PM SAI 07202011